Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	June 30, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$227,117	$227,117	$19,303	$19,303
Restricted cash	$5,736	$5,736	$11,425	$11,425
Amounts due from related parties, short-term	—	—	$5,000	$5,000
Notes receivable, net of current portion	—	—	$8,013	$8,013
Amounts due to related parties, short-term	$(17,181)	$(17,181)	$(35,979)	$(35,979)
Long-term borrowings, net	$(795,510)	$(801,581)	$(486,857)	$(491,169)

Fair value measurements on a Nonrecurring Basis

Fair Value Measurements at June 30, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 227,117	$ 227,117	$ —	—
Restricted cash	$ 5,736	$ 5,736	$ —	—
Amounts due to related parties, short-term(2)	$ (17,181)	—	$ (17,181)	—
Long-term borrowings, net (1)	$ (801,581)	—	$ (801,581)	—

Fair Value Measurements at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 19,303	$ 19,303	—	—
Restricted cash	$ 11,425	$ 11,425	—	—
Amounts due from related parties, short-term(2)	$ 5,000	—	$ 5,000	—
Notes receivable, net of current portion(3)	$ 8,013	—	$ 8,013	—
Amounts due to related parties, short-term	$ (35,979)	—	$ (35,979)	—
Long-term borrowings, net(1)	$ (491,169)	—	$ (491,169)	—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s short-term amounts due from/ to related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.

The following table sets forth the Company’s assets that are measured at fair value on a non - recurring basis categorized by fair value hierarchy level. The fair value of the vessels was determined based on valuations from independent third party brokers. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

As of June 30, 2021, there were no assets measured at fair value on a non-recurring basis.

As of December 31, 2020, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements at December 31, 2020
	Total	Level I	Level II	Level III
Vessels, net	$62,789	$13,428	$49,361	—